Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($) shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	EMPLOYEES’ RETIREMENT BUILDER PLAN
Entity Tax Identification Number	56-1001967
Employee Benefit Plan, Plan Number	001
Employee Benefit Plan, Asset Held for Investment, Total	$ 44,747,445
Investment, Identifier [Axis]: Common and Collective Trust Fund, Invesco Stable Value Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Invesco Stable Value Trust Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	3,472,715
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,472,715
Investment, Identifier [Axis]: Culp, Inc. Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Culp, Inc. Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	196,376
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,153,883
Investment, Identifier [Axis]: Money Market Fund, Fidelity Colchester Street Trust Government Portfolio
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Money Market Funds [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Colchester Street Trust Government Portfolio [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	43,493
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 43,493
Investment, Identifier [Axis]: Registered Investment Companies, American Century Mid Cap Value Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Century Mid Cap Value Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	110,291
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,707,307
Investment, Identifier [Axis]: Registered Investment Companies, DWS RREEF Real Estate Securities Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	DWS RREEF Real Estate Securities Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	39,430
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 856,030
Investment, Identifier [Axis]: Registered Investment Companies, Franklin Dynatech Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Franklin Dynatech Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	31,866
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,564,076
Investment, Identifier [Axis]: Registered Investment Companies, JP Morgan Small Cap Growth Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Small Cap Growth Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	73,963
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,308,398
Investment, Identifier [Axis]: Registered Investment Companies, Lord Abbett Bond Debenture Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Lord Abbett Bond Debenture Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	70,197
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 499,806
Investment, Identifier [Axis]: Registered Investment Companies, MFS Aggressive Growth Allocation Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Aggressive Growth Allocation Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	61,297
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,819,304
Investment, Identifier [Axis]: Registered Investment Companies, MFS Conservative Allocation Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Conservative Allocation Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	24,464
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 398,268
Investment, Identifier [Axis]: Registered Investment Companies, MFS Core Equity Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Core Equity Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	47,787
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,415,137
Investment, Identifier [Axis]: Registered Investment Companies, MFS Corporate Bond Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Corporate Bond Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	67,579
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 826,487
Investment, Identifier [Axis]: Registered Investment Companies, MFS Growth Allocation Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Growth Allocation Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	105,810
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,544,734
Investment, Identifier [Axis]: Registered Investment Companies, MFS International Diversification Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS International Diversification Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	74,553
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,681,927
Investment, Identifier [Axis]: Registered Investment Companies, MFS Moderate Allocation Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Moderate Allocation Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	306,024
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,878,728
Investment, Identifier [Axis]: Registered Investment Companies, MFS Total Return Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Total Return Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	195,999
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,706,350
Investment, Identifier [Axis]: Registered Investment Companies, MFS Value Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Value Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	94,657
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,584,226
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2015 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2015 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	29,134
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 419,818
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2020 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2020 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	15
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 211
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2025 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2025 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	8,193
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 120,356
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2030 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2030 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	37,152
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 566,201
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2035 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2035 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	81,750
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,305,549
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2040 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2040 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	26,026
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 402,100
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2045 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2045 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	56,022
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 931,083
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2050 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2050 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	27,798
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 452,003
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2055 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2055 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	34,266
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 581,500
Investment, Identifier [Axis]: Registered Investment Companies, MassMutual Select T. Rowe Price Retirement 2060 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MassMutual Select T. Rowe Price Retirement 2060 Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	20,346
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 371,311
Investment, Identifier [Axis]: Registered Investment Companies, Pioneer Bond Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Pioneer Bond Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of units | shares	138,422
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,136,444